Annual Total Returns - Franklin Conservative Allocation Fund [BarChart] - Franklin Fund Allocator Series FAS-26 - Franklin Conservative Allocation Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2011	(0.71%)
Annual Return 2012	7.99%
Annual Return 2013	10.39%
Annual Return 2014	3.35%
Annual Return 2015	(2.26%)
Annual Return 2016	4.39%
Annual Return 2017	10.58%
Annual Return 2018	(3.44%)
Annual Return 2019	13.25%
Annual Return 2020	9.30%